UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2010
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The India Fund, Inc.
March 31, 2010 (Unaudited)
Schedule of Investments
INDIA (99.91% of holdings)
COMMON STOCKS (100.00% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India	99.91%
	Beverages — Alcoholic	0.54%
288,393	United Spirits, Ltd.		$6,537,891	$8,491,518

			6,537,891	8,491,518

	Beverages-Non Alcoholic	0.16%
117,877	Tata Tea, Ltd.		1,557,279	2,572,053

			1,557,279	2,572,053

	Building & Construction	4.27%
288,891	B.L. Kashyap and Sons, Ltd.		2,685,792	2,218,724
4,855,033	Hindustan Construction Co., Ltd.		13,937,208	14,491,022
1,400,069	IRB Infrastructure Developers, Ltd.		7,711,148	7,997,498
1,231,774	IVRCL Infrastructures and Projects, Ltd.		1,994,732	4,538,043
6,081,849	Jaiprakash Associates, Ltd.		11,433,866	20,272,830
560,916	KEC International, Ltd.		4,084,278	7,215,258
1,677,609	Nagarjuna Construction Co., Ltd.		1,957,527	6,075,938
386,894	Orbit Corporation, Ltd.		1,502,322	2,372,467
75,346	Sadbhav Engineering, Ltd.		2,097,237	2,151,544

			47,404,110	67,333,324

	Building — Residential / Commercial	0.16%
412,363	Sobha Developers, Ltd.		2,210,507	2,507,520

			2,210,507	2,507,520

	Cement	0.54%
88,687	Grasim Industries, Ltd.		3,696,536	5,558,370
114,670	UltraTech Cement, Ltd.		2,005,438	2,953,401

			5,701,974	8,511,771

	Computer Hardware	0.29%
1,491,200	HCL Infosystems, Ltd.		4,961,792	4,497,349

			4,961,792	4,497,349

	Computer Software & Programming	15.62%
632,750	Everonn Education, Ltd.+		6,844,133	5,219,712
761,953	HCL Technologies, Ltd.		4,858,404	6,072,542
2,358,756	Infosys Technologies, Ltd.		37,033,733	137,395,764
2,030,873	KPIT Cummins Infosystems, Ltd.		1,787,620	5,202,147
453,502	Redington (India), Ltd.		3,080,705	3,749,637
1,116,225	Satyam Computer Services, Ltd.+		2,211,718	2,302,315
2,846,925	Tata Consultancy Services, Ltd.		31,153,498	49,512,842
2,252,961	Wipro, Ltd.		20,873,179	35,469,269
52,900	Wipro, Ltd. ADR		1,002,889	1,233,099

			108,845,879	246,157,327

The India Fund, Inc.
March 31, 2010 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Consumer Non-Durables	2.06%
5,540,703	ITC, Ltd.		$17,880,357	$32,476,579

			17,880,357	32,476,579

	Consumer Products	0.75%
3,766,248	Marico, Ltd.		5,666,070	9,106,275
66,027	Titan Industries, Ltd.		1,161,330	2,707,409

			6,827,400	11,813,684

	Consumer Staples	0.28%
795,632	Dabur India, Ltd.		2,139,594	2,810,719
310,179	Hindustan Unilever, Ltd.		1,150,415	1,649,175

			3,290,009	4,459,894

	Diversified Financial Services	2.14%
3,921,734	Infrastructure Development Finance Co., Ltd.		8,830,343	14,072,644
1,828,431	Power Finance Corp.		5,560,821	10,517,704
155,831	Reliance Capital, Ltd.		1,607,994	2,619,398
411,285	Shriram Transport Finance Co., Ltd.		4,439,704	4,802,218
1,040,000	SREI Infrastructure Finance, Ltd.		1,671,435	1,768,660

			22,110,297	33,780,624

	Diversified Industries	0.94%
1,414,547	Sesa Goa, Ltd.		12,822,802	14,843,370

			12,822,802	14,843,370

	Electric — Integrated	0.81%
581,830	CESC, Ltd.		3,580,123	4,955,826
4,444,059	National Hydroelectric Power Corp., Ltd.+		3,248,625	3,019,129
1,925,757	PTC India, Ltd.		2,966,885	4,804,205

			9,795,633	12,779,160

	Electric — Transmission	1.03%
2,778,271	Crompton Greaves, Ltd.		12,825,470	16,157,847

			12,825,470	16,157,847

	Electronics & Electrical Equipment	7.46%
89,943	Bharat Electronics, Ltd.		2,242,883	4,437,348
673,249	Bharat Heavy Electricals, Ltd.		8,774,690	35,772,398
1,057,385	Exide Industries, Ltd.		1,242,653	2,922,853
3,611,448	JSW Energy, Ltd.+		7,720,241	8,993,427
3,363,562	Jyoti Structures, Ltd.		5,517,148	12,170,857
1,894,589	Lanco Infratech, Ltd.+		812,628	2,207,083
3,813,566	NTPC, Ltd.		16,180,243	17,583,432
2,032,659	Punj Lloyd, Ltd.		10,260,905	8,031,935
496,913	Reliance Infrastructure, Ltd.		6,842,641	11,050,074
247,177	Siemens India, Ltd.		1,526,113	4,077,223
337,287	Tata Power Co., Ltd.		5,143,308	10,312,065

			66,263,453	117,558,695

The India Fund, Inc.
March 31, 2010 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Energy — Alternate Sources	0.14%
781,946	Websol Energy Systems, Ltd.		$3,247,755	$2,151,026

			3,247,755	2,151,026

	Engineering	1.27%
423,113	Larsen & Toubro, Ltd.		7,856,960	15,327,538
312,159	Thermax, Ltd.		184,068	4,735,750

			8,041,028	20,063,288

	Finance	17.26%
776,212	Axis Bank, Ltd.		13,440,624	20,213,152
1,497,866	Bank of Baroda		12,948,005	21,327,783
1,067,899	HDFC Bank, Ltd.		22,063,562	45,967,587
909,100	Housing Development Finance Corp., Ltd.		17,091,824	54,933,777
2,341,790	ICICI Bank, Ltd.		24,693,380	49,694,250
118,300	ICICI Bank, Ltd. ADR		3,589,689	5,051,410
1,114,051	Indian Bank		4,026,582	4,362,405
730,807	Punjab National Bank, Ltd.		7,659,233	16,497,079
1,314,285	Rural Electrification Corp., Ltd.		4,752,626	7,315,733
2,844,939	South Indian Bank, Ltd.		3,501,177	11,298,644
715,830	State Bank of India		6,122,384	33,148,693
22,550	State Bank of India GDR		257,070	2,121,729

			120,146,156	271,932,242

	Food	0.79%
441,943	Bajaj Hindusthan, Ltd.		673,176	1,335,328
1,428,149	Balrampur Chini Mills, Ltd.		1,402,358	2,934,553
1,219,005	Lakshmi Energy and Foods, Ltd.		3,674,986	3,394,044
3,063,644	Shree Renuka Sugars, Ltd.		6,532,611	4,865,527

			12,283,131	12,529,452

	Hotels & Leisure	0.12%
819,393	Indian Hotels Co., Ltd.		1,360,788	1,871,673

			1,360,788	1,871,673

	Information Technology	0.13%
550,576	NIIT Technologies, Ltd.		2,074,784	2,087,884

			2,074,784	2,087,884

	Metal — Diversified	2.27%
477,675	Hindustan Zinc, Ltd.		4,930,369	12,801,307
1,214,969	Sterlite Industries (India), Ltd.		13,203,622	22,935,432

			18,133,991	35,736,739

	Motorcycle/Motor Scooter	0.95%
335,846	Bajaj Auto, Ltd.		9,634,771	15,044,435

			9,634,771	15,044,435

The India Fund, Inc.
March 31, 2010 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Oil & Gas	0.58%
360,161	Oil India, Ltd.		$8,572,392	$9,192,348

			8,572,392	9,192,348

	Petroleum Related	13.42%
1,871,248	Cairn India, Ltd.+		6,204,120	12,725,070
2,491,610	GAIL India, Ltd.		18,873,661	22,743,329
1,034,623	Oil and Natural Gas Corp., Ltd.		13,409,802	25,315,366
861,718	Petronet LNG, Ltd.		1,512,876	1,458,750
6,234,296	Reliance Industries, Ltd.		45,730,922	149,230,119

			85,731,381	211,472,634

	Pharmaceuticals	5.80%
583,286	Aurobindo Pharma, Ltd.		11,426,384	12,456,947
361,406	Cadila Healthcare, Ltd.		5,044,084	6,641,273
623,344	Dr. Reddy’s Laboratories, Ltd.		14,733,487	17,727,712
57,200	Dr. Reddy’s Laboratories, Ltd. ADR		945,350	1,614,756
523,155	Glenmark Pharmaceuticals, Ltd.		2,869,802	3,102,573
933,972	Lupin, Ltd.		16,763,495	33,649,620
506,037	Piramal Healthcare, Ltd.		4,039,467	4,777,454
286,276	Sun Pharmaceutical Industries, Ltd.		3,585,617	11,411,505

			59,407,686	91,381,840

	Power & Energy	0.23%
3,600,000	GVK Power & Infrastructure, Ltd.+		3,225,467	3,592,382

			3,225,467	3,592,382

	Publishing	1.12%
600,000	Business India Publications (Preferential Shares)+		1,003,792	111,861
1,828,262	HT Media, Ltd.		6,061,386	5,678,832
4,574,709	Jagran Prakashan, Ltd.		9,161,371	11,840,543

			16,226,549	17,631,236

	Real Estate Operation / Development	1.66%
1,491,576	Anant Raj Industries, Ltd.		4,590,619	4,418,746
1,075,091	DB Realty, Ltd. +		10,742,876	10,979,602
452,076	DLF, Ltd.		3,307,550	3,110,509
1,193,997	Housing Development & Infrastructure, Ltd.+		5,473,998	7,611,581

			24,115,043	26,120,438

	Retail — Major Department Stores	0.14%
250,000	Pantaloon Retail India, Ltd.		2,010,220	2,216,282

			2,010,220	2,216,282

	Shipbuilding	0.44%
4,700,000	Pipavav Shipyard, Ltd.+		9,488,959	6,867,580

			9,488,959	6,867,580

The India Fund, Inc.
March 31, 2010 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Steel	4.53%
2,397,808	Jindal Saw, Ltd.		$5,538,442	$11,338,782
1,925,500	Jindal Steel & Power, Ltd.		1,766,067	30,118,774
348,300	JSW Steel, Ltd.		4,194,444	9,588,239
567,224	Steel Authority of India, Ltd.		957,651	3,181,357
2,824,362	Welspun Gujarat Stahl Rohren, Ltd.		13,333,720	17,190,264

			25,790,324	71,417,416

	Telecommunications	1.66%
3,752,010	Bharti Airtel, Ltd.		12,219,603	26,066,420
8,569	Reliance Communications, Ltd.		0	32,581

			12,219,603	26,099,001

	Televisions	1.58%
253,189	Sun TV Network, Ltd.		1,324,911	2,415,714
3,752,238	Zee Entertainment Enterprises, Ltd.		17,658,113	22,449,073

			18,983,024	24,864,787

	Textiles	0.29%
938,258	Bombay Rayon Fashions, Ltd.		4,442,661	4,522,531

			4,442,661	4,522,531

	Vehicle Components	2.87%
9,798,797	Apollo Tyres, Ltd.		10,300,603	15,485,570
1,735,833	Cummins India, Ltd.		11,335,798	19,857,976
2,277,083	JK Tyre & Industries, Ltd.		7,794,160	9,885,365

			29,430,561	45,228,911

	Vehicles	5.61%
6,667,633	Ashok Leyland, Ltd.		3,885,305	8,294,628
335,877	Hero Honda Motors, Ltd.		6,051,950	14,532,974
2,223,418	Mahindra & Mahindra, Ltd.		12,779,923	27,000,946
749,267	Maruti Suzuki India, Ltd.		19,969,286	23,634,580
474,809	Tata Motors, Ltd.		7,993,841	7,992,274
484,000	Tata Motors, Ltd. — A		4,423,278	4,894,443
109,200	Tata Motors, Ltd. ADR		1,995,897	2,015,832

			57,099,480	88,365,677

	TOTAL INDIA		860,700,607	1,574,330,517

	United States	0.09%
	Computer Software & Programming	0.09%
28,000	Cognizant Technology Solutions, Corp.+		462,745	1,427,440

			462,745	1,427,440

	TOTAL UNITED STATES		462,745	1,427,440

	TOTAL COMMON STOCKS		861,163,352	1,575,757,957

	TOTAL INVESTMENTS	100.00%	$861,163,352	$1,575,757,957

The India Fund, Inc.
March 31, 2010 (Unaudited)
Schedule of Investments (continued)
Footnotes and Abbreviations

ADR — American Depository Receipts

GDR — Global Depository Receipts

+ Non income producing.
As of December 31, 2009, the aggregate cost for federal income tax purposes was $887,126,716.

Excess of value over tax cost	$701,127,714
Excess of tax cost over value	(20,890,042)

$680,237,672

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2010, is as follows:

Investments in
Securities*
Valuation Inputs
Level 1 — Quoted Prices	$1,568,778,516
Level 2 — Other Significant Observable Inputs	6,867,580
Level 3 — Significant Unobservable Inputs	111,861

Total	$1,575,757,957

*	See Schedule of Investments for identification of securities by security type and country and industry classification.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
India Fund

		Electronics & Electrical
	Publishing	Equipment
Balance, as of December 31, 2009	$1,268,837	$6,728,735
Realized gain (loss)	0	0
Change in unrealized appreciation (depreciation)	42,847	85,610
Net purchases (sales)	0	0
Net transfers in/out of Level 3	(1,199,823)	(6,814,345)

Balance, as of March 31, 2010	$111,861	$0

Effective January 1, 2009, the Fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.
Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At March 31, 2010, the Fund held no derivative instruments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The India Fund, Inc.
By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date May 7, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date May 7, 2010

By (Signature and Title)*	/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date May 7, 2010

*	Print the name and title of each signing officer under his or her signature.